UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/99

Check here if Amendment [  ];  Amendment Number: ____
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            The Providence Group Advisors, Inc.
Address:         1 Turks Head Place, Suite 900
                 Providence, RI  02903

Form 13F File Number: 28-3148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:            William C. Tuggle
Title:           Vice President and Treasurer
Phone:           401-331-6250

Signature, Place, and Date of Signing:

/s/ William C. Tuggle             Providence, R I                    May 7, 1999
---------------------             ---------------                    -----------
[Signature]                       [City, State]                         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number                    Name

         None
         -----------

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              1
                                           ------------

Form 13F Information Table Entry Total:        54
                                           ------------

Form 13F Information Table Value Total:  $   73,552
                                           ------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.   Form 13F File Number   Name

       1.    28-452                 Fleet Financial Group, Inc.
             ----------------       ---------------------------------

                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                                     VALUE   SHARES OR   SH/   PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X$1000)  PRN ANT    PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
   --------------         --------------   -----    --------  -------    ---   ----  ----------  --------  ----  ------  ----
AMERICAN HOME PRODS CORP        COM       26609107    1474     21990     SH             SOLE               21990
AMERICAN INTL GROUP INC         COM       26874107    3507     29723     SH             SOLE               29723
AT&T CORP                       COM        1957109     213      2603     SH             SOLE                2603
AUTOMATIC DATA PROCESSING       COM       53015103    2062     50305     SH             SOLE               50305
BANK NEW YORK INC               COM       64057102     665     17125     SH             SOLE               17125
BANKBOSTON CORP                 COM      06605R106     237      5120     SH             SOLE                5120
BESTFOODS                       COM      08658U101     615     12475     SH             SOLE               12475
BOEING CO                       COM       97023105     576     16400     SH             SOLE               16400
CBS CORP                        COM      12490K107     498     13750     SH             SOLE               13750
CHASE MANHATTAN CORP            COM      16161A108     985     11755     SH             SOLE               11755
CISCO SYS INC                   COM      17275R102    1819     17054     SH             SOLE               17054
CITIGROUP INC                   COM      172967101     292      4527     SH             SOLE                4527
COCA COLA CO                    COM      191216100     553      8095     SH             SOLE                8095
CVS CORP                        COM      126650100     218      4330     SH             SOLE                4330
DISNEY WALT COMPANY             COM      254687106    1514     42669     SH             SOLE               42669
EMERSON ELEC CO                 COM      291011104     580     10210     SH             SOLE               10210
EXXON CORP                      COM      302290101    2232     29832     SH             SOLE               29832
FEDERAL NATL MTG ASSN           COM      313586109    1746     24940     SH             SOLE               24940
FLEET FINL GROUP INC NEW        COM      338915101     765     18430     SH             SOLE               18430
GALAXY EQUITY VALUE FD
  TRUST CLASS                   COM      363178690     361     18576     SH             SOLE               18576
GALAXY FD INTL EQUITY
  CLASS G -TRUST                COM      363178666     877     48165     SH             SOLE               48165
GALAXY SMALL COMPANY
  EQUITY FUND-TR                COM      363178658     495     35948     SH             SOLE               35948
GANNETT INC                     COM      364730101    1182     18250     SH             SOLE               18250
GENERAL ELEC CO                 COM      369604103    4585     41692     SH             SOLE               41692
GILLETTE CO                     COM      375766102    2355     37895     SH             SOLE               37895
GTE CORP                        COM      362320103     225      3670     SH             SOLE                3670
HEARTLAND VALUE FD INC          COM      422359109     782     28748     SH             SOLE               28748
HEWLETT PACKARD CO              COM      428236103    1752     23680     SH             SOLE               23680
HOME DEPOT INC                  COM      437076102    3892     59733     SH             SOLE               59733
INTEL CORP                      COM      458140100    3893     31960     SH             SOLE               31960
JANUS INVT FUND SBI             COM      471023101     934     24797     SH             SOLE               24797
JOHNSON & JOHNSON               COM      478160104    2213     24664     SH             SOLE               24664
JOHNSTON INDS DEL               COM      479368102    1081    467648     SH             SOLE              467648
LILLY ELI & CO                  COM      532457108    1299     14630     SH             SOLE               14630
MCDONALDS CORP                  COM      580135101    1911     43750     SH             SOLE               43750
MCI WORLDCOM INC                COM      55268B106    1592     16985     SH             SOLE               16985
MERCK & CO INC                  COM      589331107    3481     40411     SH             SOLE               40411
MICROSOFT CORP                  COM      594918104    5523     31890     SH             SOLE               31890
MINNESOTA MNG & MFG CO          COM      604059105     659      8950     SH             SOLE                8950
MOBIL CORP                      COM      607059102     479      5130     SH             SOLE                5130
MONSANTO CO                     COM      611662107     293      5925     SH             SOLE                5925
MORGAN STAN DEAN
  WITTR COM NEW                 COM      617446448     780      7552     SH             SOLE                7552
MORGAN STANLEY INST
  INTL EQUITY FD A              COM      61744J408    2019    109441     SH             SOLE              109441
NEUBERGER & BERMAN
  GUARDIAN FUND                 COM      641224209     466     19477     SH             SOLE               19477
PEPSICO INC                     COM      713448108    2004     49960     SH             SOLE               49960
PROCTER & GAMBLE CO             COM      742718109    1595     17210     SH             SOLE               17210
ROYAL DUTCH PETE CO
  NY REG GLD1.25                COM      780257804    1418     26772     SH             SOLE               26772
SBC COMMUNICATIONS INC          COM      78387G103     324      6208     SH             SOLE                6208
SCHLUMBERGER LTD                COM      806857108    1587     26845     SH             SOLE               26845
STAPLES INC                     COM      855030102     297      8802     SH             SOLE                8802
T ROWE PRICE INTL
  STOCK FUND                    COM      77956H203     679     45006     SH             SOLE               45006
VANGUARD INDEX TR
  500 PORTFOLIO                 COM      922908108     759      6206     SH             SOLE                6206
WAL MART STORES INC             COM      931142103     211      2155     SH             SOLE                2155
WALGREEN CO                     COM      931422109     998     32800     SH             SOLE               32800


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